Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	5.68371%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,366,539.34

Principal:
Principal Collections	$35,014,303.84
Prepayments in Full	$16,287,280.03
Liquidation Proceeds	$2,079.25
Recoveries	$0.00
Sub Total	$51,303,663.12
Collections	$57,670,202.46

Purchase Amounts:
Purchase Amounts Related to Principal	$86,330.57
Purchase Amounts Related to Interest	$337.46
Sub Total	$86,668.03

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$57,756,870.49

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	3
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$57,756,870.49
Servicing Fee	$1,326,550.86	$1,326,550.86	$0.00	$0.00	$56,430,319.63
Interest - Class A-1 Notes	$1,025,305.71	$1,025,305.71	$0.00	$0.00	$55,405,013.92
Interest - Class A-2a Notes	$665,000.00	$665,000.00	$0.00	$0.00	$54,740,013.92
Interest - Class A-2b Notes	$2,136,127.68	$2,136,127.68	$0.00	$0.00	$52,603,886.24
Interest - Class A-3 Notes	$2,375,333.33	$2,375,333.33	$0.00	$0.00	$50,228,552.91
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$49,915,427.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,915,427.91
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$49,707,877.08
Second Priority Principal Payment	$9,555,276.11	$9,555,276.11	$0.00	$0.00	$40,152,600.97
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$40,152,600.97
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,152,600.97
Regular Principal Payment	$192,927,583.53	$40,152,600.97	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$57,756,870.49

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$9,555,276.11
Regular Principal Payment					$40,152,600.97
Total					$49,707,877.08

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$49,707,877.08	$162.98	$1,025,305.71	$3.36	$50,733,182.79	$166.34
Class A-2a Notes	$0.00	$0.00	$665,000.00	$4.43	$665,000.00	$4.43
Class A-2b Notes	$0.00	$0.00	$2,136,127.68	$5.21	$2,136,127.68	$5.21
Class A-3 Notes	$0.00	$0.00	$2,375,333.33	$4.24	$2,375,333.33	$4.24
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$49,707,877.08	$31.48	$6,722,442.55	$4.26	$56,430,319.63	$35.74

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$202,482,859.64	0.6638782	$152,774,982.56	0.5009016
Class A-2a Notes	$150,000,000.00	1.0000000	$150,000,000.00	1.0000000
Class A-2b Notes	$410,000,000.00	1.0000000	$410,000,000.00	1.0000000
Class A-3 Notes	$560,000,000.00	1.0000000	$560,000,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$1,476,392,859.64	0.9350709	$1,426,684,982.56	0.9035885

Pool Information
Weighted Average APR	4.811%	4.822%
Weighted Average Remaining Term	54.27	53.49
Number of Receivables Outstanding	45,038	44,184
Pool Balance	$1,591,861,030.80	$1,540,454,091.88
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,482,576,495.85	$1,435,277,583.53
Pool Factor	0.9382193	0.9079208

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$105,176,508.35
Targeted Overcollateralization Amount	$155,914,314.91
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$113,769,109.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$16,945.23
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$16,945.23
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0128%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0002%
Prior Collection Period			0.0144%
Current Collection Period			0.0130%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		158	$36,736.31
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$36,736.31
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0022%

Average Realized Loss for Receivables that have experienced a Realized Loss			$232.51
Average Net Loss for Receivables that have experienced a Realized Loss			$232.51

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.46%	181	$7,013,410.03
61-90 Days Delinquent	0.07%	22	$1,044,548.29
91-120 Days Delinquent	0.00%	1	$5,313.52
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.52%	204	$8,063,271.84

Repossession Inventory:
Repossessed in the Current Collection Period		17	$852,827.69
Total Repossessed Inventory		19	$912,707.82

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0000%
Prior Collection Period			0.0400%
Current Collection Period			0.0521%
Three Month Average			0.0307%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0682%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	3

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	79	$3,452,764.43
2 Months Extended	90	$4,204,398.56
3+ Months Extended	15	$549,317.36

Total Receivables Extended	184	$8,206,480.35
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer